Related Party Transactions (Details) - USD ($)				1 Months Ended				3 Months Ended		12 Months Ended
	Jun. 05, 2018	Jun. 05, 2018	May 30, 2018	Feb. 21, 2021	Dec. 17, 2019	Feb. 28, 2018	Mar. 31, 2016	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 28, 2020	Nov. 30, 2020	Nov. 27, 2020	Aug. 27, 2020	May 15, 2020	Feb. 07, 2020	Jan. 30, 2020	Dec. 31, 2019
Related Party Transactions (Details) [Line Items]
Number of common stock issued (in Shares)				40,000,000
Purchase price of shares issued							$ 25,000
Total number shares issued and outstanding (in Shares)						5,031,250
Maximum shares subject to forfeited (in Shares)	656,250	656,250
Promissory note - related party					$ 180,000			$ 4,650,000		$ 5,075,000	$ 1,100,000	$ 1,100,000	$ 150,000	$ 3,400,000	$ 3,400,000			$ 180,000
Administrative services expense								$ 22,500	$ 3
Conversion price (in Dollars per share) (in Dollars per share)										$ 10.00
Service expenses incurred										$ 90,000
Viktoria Group, LLC [Member]
Related Party Transactions (Details) [Line Items]
Promissory note - related party					$ 180,000
Non-interest bearing and payable date					Dec. 02, 2020
VK Consulting, Inc [Member]
Related Party Transactions (Details) [Line Items]
Promissory note - related party					$ 425,000												$ 425,000
VK Consulting loaned							$ 425,000
BGV Group Limited [Member]
Related Party Transactions (Details) [Line Items]
Promissory note - related party												$ 1,100,000	$ 150,000			$ 3,400,000
Administrative Services Agreement [Member]
Related Party Transactions (Details) [Line Items]
Fee for office space, secretarial & administrative services			$ 7,500
Fee for office space, secretarial & administrative services			$ 7,500
Initial stockholders (the "insider shares") [Member]
Related Party Transactions (Details) [Line Items]
Number of common stock issued (in Shares)							3,737,500
Purchase price of shares issued							$ 25,000
Number of common stock sold (in Shares) (in Shares)						1,293,750
Purchase price of shares sold						$ 8,654
Total number shares issued and outstanding (in Shares)						5,031,250
Maximum shares subject to forfeited (in Shares)						656,250
Percentage of issued and outstanding shares						20.00%
Description of initial stockholders								The initial stockholders have agreed not to transfer, assign or sell any of the insider shares (except to certain permitted transferees) with respect to 50% of the insider shares, until the earlier of (i) six months after the date of the consummation of a Business Combination and on the date on which the closing price of the Company’s common stock equals or exceeds $12.50 per share for any 20 trading days within any 30-trading day period following the consummation of a Business Combination and, with respect to the remaining 50% of the insider shares, six months after the date of the consummation of a Business Combination, or if, (ii) subsequent to a Business Combination, the Company consummates a subsequent liquidation, merger, stock exchange or other similar transaction which results in all of the stockholders having the right to exchange their common stock for cash, securities or other property (the “Lock-Up Period”).		The initial stockholders have agreed not to transfer, assign or sell any of the insider shares (except to certain permitted transferees) with respect to 50% of the insider shares, until the earlier of (i) six months after the date of the consummation of a Business Combination and on the date on which the closing price of the Company’s common stock equals or exceeds $12.50 per share for any 20 trading days within any 30-trading day period following the consummation of a Business Combination and, with respect to the remaining 50% of the insider shares, six months after the date of the consummation of a Business Combination, or if, (ii) subsequent to a Business Combination, the Company consummates a subsequent liquidation, merger, stock exchange or other similar transaction which results in all of the stockholders having the right to exchange their common stock for cash, securities or other property (the “Lock-Up Period”).
Private Placement [Member]
Related Party Transactions (Details) [Line Items]
Number of common stock issued (in Shares)								1,150,000		1,150,000
Amount of debt converted								$ 200,000		$ 200,000
Conversion price (in Dollars per share) (in Dollars per share)								$ 10.00